Other Non-current Assets - Summary of Other Non-current Assets (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Miscellaneous non-current assets [abstract]
Taxes recoverable, statutory deposits and dues from government	$ 78.5	₨ 6,447.4	₨ 6,215.9
Prepaid expenses	93.0	7,644.6	2,825.2
Employee benefits	819.4	67,328.3	43,169.4
Others	11.8	967.6	2,004.6
Total	$ 1,002.7	₨ 82,387.9	₨ 54,215.1